Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total property and equipment, net	$ 813	$ 1,901	$ 7,755
Information Technology Equipment [Member]
Property and equipment, gross	31,892	31,892	31,892
Less accumulated depreciation	(31,079)	(29,991)	(24,137)
Total property and equipment, net	$ 813	$ 1,901	$ 7,755